Significant partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Significant partly-owned subsidiaries
Schedule of financial information for partly owned subsidiaries	Financial information below is presented after elimination of intercompany transactions between entities within the Nokia Shanghai Bell Group but before elimination of intercompany transactions with the rest of the Nokia Group.

EURm	2024	2023
Summarized income statement
Net sales(1)	760	979
Operating profit/(loss)	46	(6)
Profit/(loss) for the year	11	(26)
Profit/(loss) for the year attributable to:
Equity holders of the parent	11	(26)
Non-controlling interests(2)	—	—
Summarized statement of financial position
Non-current assets	353	400
Non-current liabilities	(59)	(100)
Non-current net assets	294	300
Current assets(3)	1 622	1 642
Current liabilities	(854)	(900)
Current net assets	768	742
Net assets(4)	1 062	1 042
Non-controlling interests(2)	—	—
Summarized statement of cash flows
Net cash flows from operating activities	204	51
Net cash flows (used in)/from investing activities	(2)	2
Net cash flows used in financing activities	(85)	(41)
Translation differences	26	(38)
Net increase/(decrease) in cash and cash equivalents	143	(26)
(1)Includes EUR 11 million (EUR 19 million in 2023) net sales to other Nokia Group entities.
(2)Based on the contractual arrangement with China Huaxin, Nokia does not recognize any non-controlling interest in NSB.
(3)Includes a total of EUR 843 million (EUR 700 million in 2023) of cash and cash equivalents.
(4)The distribution of the profits of NSB requires the passing of a special resolution by more than two-thirds of its shareholders, subject to a requirement that at least 50% of the after-tax distributable profits are distributed as dividends each year.